Operating expenses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property, plant and equipment [abstract]
Property and equipment		£ 1,363	£ 1,180	£ 1,082
Depreciation of property, plant and equipment		446	492	475
Operating lease rentals		342	561	411
Amortisation of intangible assets		715	670	570
Impairment of property, equipment and intangible assets		80	95	150
(Gain)/loss on property disposals		3	0	3
Total infrastructure costs		2,949	2,998	2,691
Selling, general and administrative [abstract]
Consultancy, legal and professional fees		1,127	1,105	1,078
Subscriptions, publications, stationery and communications		630	644	678
Marketing, advertising and sponsorship		433	435	451
Travel and accommodation		150	136	188
UK Bank levy		365	410	425
Goodwill impairment		0	0	102
Other administration and general expenses		542	187	61
Total administration and general costs		3,247	2,917	2,983
Staff costs		8,560	9,423	8,853
Provision for UK customer redress		700	1,000	2,772
Provision for ongoing investigations and litigation including Foreign Exchange		0	0	1,237
Operating expenses		15,456	16,338	18,536
Barclays Bank PLC [member]
Changes in property, plant and equipment [abstract]
Property and equipment		954	1,147	1,082
Depreciation of property, plant and equipment		303	482	475
Operating lease rentals		290	550	411
Amortisation of intangible assets		478	661	570
Impairment of property, equipment and intangible assets		40	97	150
(Gain)/loss on property disposals		3	0	3
Total infrastructure costs		2,068	2,937	2,691
Selling, general and administrative [abstract]
Consultancy, legal and professional fees		756	1,079	1,078
Subscriptions, publications, stationery and communications		455	638	678
Marketing, advertising and sponsorship		400	430	451
Travel and accommodation		118	132	188
UK Bank levy		365	410	425
Goodwill impairment		0	0	102
Other administration and general expenses		4,382	511	61
Total administration and general costs		6,476	3,200	2,983
Staff costs	[1]	6,445	9,211	8,853
Provision for UK customer redress		700	1,000	2,772
Provision for ongoing investigations and litigation including Foreign Exchange		0	0	1,237
Operating expenses	[2]	£ 15,689	£ 16,348	£ 18,536

[1]

The Group has realigned outsourcing costs from administration and general expenses to staff costs in order to more appropriately reflect the nature and internal management of these costs. The net effect of these movements is to reduce administration and general expenses and to increase staff costs by £ 847 m in 2017 and £ 1,063 m in 2016.

[2]

Total operating expenses of £ 15,689 m (2016: £ 16,348 m; 2015: £ 18,536 m) include depreciati on of property, plant and equipment of £ 303 m (2016: £ 482 m; 2015: £ 475 m), amortisation of intangible assets of £ 478 m (2016: £ 661 m; 2015: £ 570 m),goodwill impairment nil( 2016 : nil; 2015 : £ 102 m) and administration and other expenses of £ 14,908 m (2016 £ 15,20 5 m; 2015: £ 17,389 m).